Goodwill (Details) - Schedule of key estimates used for the fair value	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Goodwill (Details) - Schedule of key estimates used for the fair value [Line Items]
Revenue growth rate, description	The growth rate applied for revenue is considered to be the main driver of profitability and hence free cash flow. CGUs are at different maturity levels in their business cycles and hence will reflect considerably different growth rates. The various geographical markets the CGUs operate within also have differences in their economies which have been taken into consideration. The growth rate determined by management is based on historical data from both external and internal sources and is consistent with reported global telematics growth forecasts for the medium to long term and with the assumptions that a market participant would make.
Mozambique [Member]
Goodwill (Details) - Schedule of key estimates used for the fair value [Line Items]
Revenue growth rate, description	This is the average annual compound growth rate in revenue that is derived from management’s forecast and is based on external available information, such as GDP and industry growth rate within the region.
Revenue growth rate	16.00%	17.00%
Terminal growth rate description	The estimated rate of growth after the five-year forecast period. This rate is informed primarily by external forecasts about economic activity by region. Changes in these rates are reflective of changes in market views on the economic growth in those regions.
Terminal growth rate	8.00%	8.00%
Discount rate, description	The rate reflects the specific risks relating to the country and industry in which the entity operates. These rates were determined using externally available information. The rates were determined using the Capital Asset pricing model and adjusting for risk. The rate is a pre-tax rate.
Percentage of Discount rate	31.00%	30.00%
Portugal [Member]
Goodwill (Details) - Schedule of key estimates used for the fair value [Line Items]
Revenue growth rate	15.00%	10.00%
Terminal growth rate	2.00%	1.00%
Percentage of Discount rate	19.00%	16.00%
Spain [Member]
Goodwill (Details) - Schedule of key estimates used for the fair value [Line Items]
Revenue growth rate	19.00%	16.00%
Terminal growth rate	2.00%	1.00%
Percentage of Discount rate	19.00%	17.00%
Karooooo Logistics [Member]
Goodwill (Details) - Schedule of key estimates used for the fair value [Line Items]
Revenue growth rate	51.00%
Terminal growth rate	5.00%
Percentage of Discount rate	38.00%
CGU [Member] | Mozambique [Member]
Goodwill (Details) - Schedule of key estimates used for the fair value [Line Items]
Revenue growth rate, description	Mozambique
Terminal growth rate description	Mozambique
Discount rate, description	Mozambique
CGU [Member] | Portugal [Member]
Goodwill (Details) - Schedule of key estimates used for the fair value [Line Items]
Revenue growth rate, description	Portugal
Terminal growth rate description	Portugal
Discount rate, description	Portugal
CGU [Member] | Spain [Member]
Goodwill (Details) - Schedule of key estimates used for the fair value [Line Items]
Revenue growth rate, description	Spain
Terminal growth rate description	Spain
Discount rate, description	Spain
CGU [Member] | Karooooo Logistics [Member]
Goodwill (Details) - Schedule of key estimates used for the fair value [Line Items]
Revenue growth rate, description	Karooooo Logistics
Terminal growth rate description	Karooooo Logistics
Discount rate, description	Karooooo Logistics